Schedule I—Condensed Financial Information of the Company (Details) - Schedule of statements of cash flows - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ 100,272	$ 14,538	¥ 250,989	¥ 268,254
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(94,090)	(13,642)	(251,318)	(271,133)
Compensation expenses associated with stock options	461	67		(393)
Changes in operating assets and liabilities:
Other receivables			392	26
Other payables	696	102	(847)	(7,707)
Net cash (used in) from operating activities	7,339	1,065	(784)	(10,953)
Cash flows (used in) generated from investing activities
Purchase of short-term investments				(71,382)
Changes in investment in subsidiaries and an affiliate	907,006	131,504	43,757	26,195
Advances to subsidiaries and affiliates	(689,780)	(100,009)	157,582	660,004
Proceeds from disposal of short-term investments	10,095	1,464		73,310
Net cash generated from investing activities	227,321	32,959	201,339	688,127
Cash flows generated from (used in) financing activities:
Proceeds on exercise of stock options	2
Dividends paid	(317,730)	(46,067)	(242,518)	(388,499)
Repurchase of ordinary shares from open market	(3,984)	(578)
Repayment of subscription from the 521 Plan participants				(250,312)
Net cash generated used in financing activities	(321,712)	(46,645)	(242,518)	(638,811)
Net increase (decrease) in cash and cash equivalents	(87,052)	(12,621)	(41,963)	38,363
Cash and cash equivalents and restricted cash at beginning of year	14,507	2,103	66,345	32,314
Cash and cash equivalents and restricted cash at end of the year	38,512	5,584	14,507	66,345
Effect of exchange rate changes on cash and cash equivalents	¥ 111,057	$ 16,102	¥ (9,875)	¥ (4,332)